101 P-2 06/13

SUPPLEMENT DATED JUNE 28, 2013
TO THE PROSPECTUS DATED
JANUARY 1, 2013
OF
TEMPLETON GROWTH FUND, INC.

The prospectus is amended as follows:

I. The portfolio management team under the "Fund Summary – Management" section on page 7 is revised as follows:

NORMAN BOERSMA, CFA *President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.*

LISA F. MyERS, J.D., CFA *Executive Vice President of Global Advisors and portfolio manager of the Fund since 2003.*

TUCKER SCOTT, CFA *Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.*

JAMES HARPER, CFA *Senior Vice President of Global Advisors and portfolio manager of the Fund since 2010.*

II. The portfolio management team under the "Fund Details – Management" section on page 16 is revised as follows:

NORMAN BOERSMA, CFA *President, Chief Executive Officer and Director of Global Advisors*

Mr. Boersma has been lead portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

LISA F. MyERS, J.D., CFA *Executive Vice President of Global Advisors*

Ms. Myers has been a portfolio manager of the Fund since 2003 providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

TUCKER SCOTT, CFA *Executive Vice President of Global Advisors*

Mr. Scott has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

JAMES HARPER, CFA *Senior Vice President of Global Advisors*

Mr. Harper has been a portfolio manager of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Please retain this supplement with your prospectus for reference.